Shareholders' Equity (Deficit) (Details) - Schedule of status of options to employees - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of status of options to employees [Abstract]
Number of Options, Outstanding, Beginning balance (in Shares)	1,217,985	1,234,955
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 4.62	$ 4.59
Aggregate intrinsic value, Beginning balance (in Dollars)	$ 3,411	$ 4,608
Weighted Average Remaining Contractual life (years), Beginning Outstanding	5 years 14 days	5 years 350 days
Number of Options, Granted (in Shares)	1,064,959	82,216
Weighted Average Exercise Price, Granted	$ 7.08	$ 8.04
Number of Options, Exercised (in Shares)	(395)	(1,523)
Weighted Average Exercise Price, Exercised	$ 6.80	$ 4.54
Aggregate intrinsic value, Exercised	$ 5.72	$ 4
Number of Options, Forfeited and cancelled (in Shares)	(89,157)	(97,663)
Weighted Average Exercise Price, Forfeited and cancelled	$ 5.99	$ 6.50
Number of Options, Outstanding, Ending balance (in Shares)	2,193,392	1,217,985
Weighted Average Exercise Price Per Share, Outstanding, Ending balance	$ 5.72	$ 4.62
Aggregate intrinsic value, Ending balance (in Dollars)	$ 9,263	$ 3,411
Weighted Average Remaining Contractual life (years), Ending Outstanding	6 years 211 days	5 years 14 days
Number of Options, Exercisable options (in Shares)	1,306,421	1,108,207
Weighted Average Exercise Price, Exercisable options	$ 4.78	$ 4.29
Aggregate intrinsic value, Exercisable options (in Dollars)	$ 6,686	$ 3,406
Weighted Average Remaining Contractual life (years), Exercisable options	4 years 229 days	4 years 240 days
Number of Options, Vested and expected to vest (in Shares)	2,193,392	1,217,985
Weighted Average Exercise Price, Vested and expected to vest	$ 5.72	$ 4.62
Aggregate intrinsic value, Vested and expected to vest (in Dollars)	$ 9,263	$ 3,406
Weighted Average Remaining Contractual life (years), Vested and expected to vest	6 years 211 days	5 years 14 days